Related Party Transactions - Summary of Key Management Personnel Compensation Including Directors (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Salaries, directors' fees and other benefits	$ 1,307,233	$ 1,369,329
Share-based payments	2,807,306	801,311
Key management personnel compensation	$ 4,114,539	$ 2,170,640